UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: JULY 31

Date of Reporting Period: APRIL 30, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2019

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA MONEY MARKET FUND

APRIL 30, 2019

(Form N-Q)

48485-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Money Market Fund

April 30, 2019 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL PAPER (39.1%)

$25,350	Amphenol Corp.(a)	2.66%	5/01/2019 $	25,350
25,000	Amphenol Corp.(a)	2.60	5/02/2019	24,998
25,000	Amphenol Corp.(a)	2.60	5/03/2019	24,996
25,000	Amphenol Corp.(a)	2.60	5/06/2019	24,991
25,000	Amphenol Corp.(a)	2.60	5/07/2019	24,989
18,750	AT&T, Inc.(a)	2.85	5/28/2019	18,710
17,800	AT&T, Inc.(a)	2.95	5/28/2019	17,761
25,000	AT&T, Inc.(a)	2.80	7/30/2019	24,825
25,000	AT&T, Inc.(a)	2.80	7/31/2019	24,823
23,000	Autozone, Inc.(a)	2.60	5/01/2019	23,000
30,400	Autozone, Inc.(a)	2.58	5/03/2019	30,396
25,000	Autozone, Inc.(a)	2.62	5/16/2019	24,973
25,000	Barton Capital Corp.(a)	2.57	6/11/2019	24,927
25,000	Barton Capital Corp.(a)	2.55	7/08/2019	24,880
25,000	Barton Capital Corp.(a)	2.55	7/11/2019	24,874
13,700	Barton Capital Corp.(a)	2.57	8/12/2019	13,599
40,000	Bayerische Landesbank	2.58	7/15/2019	39,785
125,000	Dairy Farmers of America(a)	2.57	5/01/2019	125,000
25,000	Duke Energy Corp.(a)	2.60	5/02/2019	24,998
25,000	Duke Energy Corp.(a)	2.62	5/06/2019	24,991
40,000	Duke Energy Corp.(a)	2.62	5/09/2019	39,977
25,000	Ei Du Pont De Nemours(a)	2.61	5/17/2019	24,971
10,000	Ei Du Pont De Nemours(a)	2.70	5/20/2019	9,986
10,000	Ei Du Pont De Nemours(a)	2.78	5/29/2019	9,978
35,000	Ei Du Pont De Nemours(a)	2.72	6/06/2019	34,905
25,000	Fairway Finance Corp.(a)	2.56	6/05/2019	24,938
15,000	Glencore Funding, LLC(a)	3.08	5/06/2019	14,994
15,000	Glencore Funding, LLC(a)	3.08	5/10/2019	14,988
15,000	Glencore Funding, LLC(a)	2.99	5/24/2019	14,971
15,000	Glencore Funding, LLC(a)	3.02	5/29/2019	14,965
15,000	Glencore Funding, LLC(a)	3.06	6/07/2019	14,953
15,000	Glencore Funding, LLC(a)	3.08	6/17/2019	14,940
11,000	Hyundai Capital America(a)	2.70	6/10/2019	10,967
25,000	International Paper(a)	2.63	5/01/2019	25,000
25,000	International Paper(a)	2.70	5/15/2019	24,974
50,000	Kansas City Power & Light(a)	2.65	5/02/2019	49,996
50,000	Kansas City Power & Light(a)	2.68	5/02/2019	49,996
30,000	Liberty Funding, LLC(a)	2.80	5/07/2019	29,986
50,000	Liberty Funding, LLC(a)	2.56	8/05/2019	49,659
25,000	LMA Americas, LLC(a)	2.80	7/15/2019	24,854
25,000	LMA Americas, LLC(a)	2.90	7/17/2019	24,845
40,000	LMA Americas, LLC(a)	2.72	8/01/2019	39,722
15,000	LMA Americas, LLC(a)	2.62	9/09/2019	14,857
40,000	LMA Americas, LLC(a)	2.65	10/21/2019	39,491
40,000	Manhattan Asset Funding Co.(a)	2.55	7/08/2019	39,807
50,000	Nieuw Amsterdam Receivables (a)	2.54	7/01/2019	49,785
30,000	Nieuw Amsterdam Receivables (a)	2.55	7/05/2019	29,862
19,000	Nieuw Amsterdam Receivables (a)	2.53	8/08/2019	18,868
25,000	Nissan Motor Acceptance Corp.(a)	2.64	5/03/2019	24,996
25,000	Nissan Motor Acceptance Corp.(a)	2.77	5/24/2019	24,956
25,000	Nissan Motor Acceptance Corp.(a)	2.78	6/05/2019	24,932

1| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$25,000 Nissan Motor Acceptance Corp.(a)		2.70%	6/10/2019 $	24,925
23,300	Old Line Funding, LLC(a)	2.81	6/25/2019	23,200
75,000	Pacific Corp.(a)	2.55	5/01/2019	75,000
38,670	Ridgefield Funding Co., LLC(a)	2.50	5/14/2019	38,635
20,000	Ridgefield Funding Co., LLC(a)	2.57	7/08/2019	19,903
20,000	Ridgefield Funding Co., LLC(a)	2.57	7/09/2019	19,901
25,000	Ridgefield Funding Co., LLC(a)	2.57	7/10/2019	24,875
30,000	Sheffield Receivable Co., LLC(a)	2.57	7/12/2019	29,846
25,000	Sheffield Receivable Co., LLC(a)	2.58	8/15/2019	24,810
25,000	Sheffield Receivable Co., LLC(a)	2.60	9/24/2019	24,736
25,000	Sheffield Receivable Co., LLC(a)	2.60	10/23/2019	24,684
25,000	Verizon Communications, Inc.(a)	2.67	5/30/2019	24,946
25,000	Verizon Communications, Inc.(a)	2.68	6/03/2019	24,938
25,000	Verizon Communications, Inc.(a)	2.68	6/06/2019	24,933
50,000	Victory Receivables(a)	2.55	6/20/2019	49,823
50,000	Westar Energy, Inc.(a)	2.70	5/06/2019	49,981
	Total Commercial Paper (cost: $1,930,121)			1,930,121

CORPORATE OBLIGATIONS (21.9%)

Agriculture (0.2%)

7,500 Premier Mushrooms, Inc. (LOC - CoBank, ACB) (Put
Date 5/31/2019)(b)	2.50	12/01/2037	7,500

Banks (12.3%)

43,505	BB&T Corp.	2.45	1/15/2020	43,392
110,206	Citigroup, Inc.	2.50	7/29/2019	110,135
74,409	Citigroup, Inc.	2.45	1/10/2020	74,163
36,107	JPMorgan Chase & Co.	2.25	1/23/2020	35,968
10,000	JPMorgan Chase & Co.	4.95	3/25/2020	10,190
134,544	Morgan Stanley	2.65	1/27/2020	134,321
47,766	Wells Fargo & Co.	2.15	1/30/2020	47,508
50,000	Wells Fargo Bank, N.A. (1 mo. LIBOR + 0.33%)	2.82(c)	5/31/2019	50,000
40,000	Wells Fargo Bank, N.A. (1 mo. LIBOR + 0.30%)	2.78(c)	7/29/2019	40,000
35,000	Wells Fargo Bank, N.A. (1 mo. LIBOR + 0.31%)	2.79(c)	8/01/2019	35,000
25,000	Wells Fargo Bank, N.A. (1 mo. LIBOR + 0.18%)	2.66(c)	4/24/2020	25,000
				605,677

Building Materials (0.0%)

1,800 Rex Lumber, LLC (LOC - Federal Home Loan Bank
of Dallas)(b)	2.58	2/01/2022	1,800

Commercial Services (1.5%)

50,000	AARP, Inc. (LOC - Bank of America Corp.) (Put Date
	5/07/2019)(b)	2.50	5/01/2031	50,000
20,000	Altoona-Blair County Dev. Corp. (LOC - PNC
	Financial Services Group) (Put Date
	5/07/2019)(a),(b)	2.55	4/01/2035	20,000
4,475	Harvest Time Tabernacle, Inc. (LOC - Federal Home
	Loan Bank of Dallas)(b)	2.53	8/01/2037	4,475
				74,475

Diversified Financial Services (6.6%)

2,670	2016 David S Pearl II Irrevocable Trust (LOC -
	Federal Home Loan Bank of Dallas) (Put Date
	5/09/2019)(b)	2.58	11/01/2036	2,670
12,190	ASC Admiral Way, LLC (LOC - Federal Home Loan
	Bank of San Francisco)(b)	2.49	8/01/2056	12,190
25,270	Bass Pro Rossford Dev. Co., LLC (LOC - Fifth Third
	Bank)(b)	2.64	11/01/2027	25,270
14,030	Bhavnani, LLC (LOC - U.S. Bancorp) (Put Date
	5/07/2019)(b)	2.44	5/01/2038	14,030
25,000	Carol Allen Family Liquidity Trust (LOC - Comerica
	Bank, N.A.)(b)	2.58	3/01/2048	25,000

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$8,935	CEI Capital, LLC (LOC - Fifth Third Bank)(b)	2.62%	3/01/2033 $	8,935
5,290	Chad J Himmel Irrevocable Trust (LOC - Federal
	Home Loan Bank of Dallas)(b)	2.50	7/01/2048	5,290
6,535	Columbus Hotel Investment One, LLC (LOC -
	Federal Home Loan Bank of New York) (Put Date
	5/07/2019)(b)	2.50	10/01/2048	6,535
4,420	Debra B Kennedy Irrevocable Trust (LOC - Federal
	Home Loan Bank of Dallas) (Put Date
	5/07/2019)(b)	2.50	5/01/2048	4,420
2,480	Dennis Wesley Co., Inc. (LOC - Federal Home Loan
	Bank of Indianapolis)(b)	2.56	6/15/2034	2,480
7,000	Desert Vistas, LP (LOC - Federal Home Loan Bank
	of San Francisco) (Put Date 5/07/2019)(b)	2.58	9/01/2055	7,000
4,125	Elsinore Properties, LP (LOC - Fifth Third Bank)
	(Put Date 5/07/2019)(b)	2.62	2/01/2037	4,125
7,085	EMF, LLC (LOC - Comerica Bank, N.A.) (Put Date
	5/07/2019)(b)	2.58	6/01/2042	7,085
45,000	Fiore Capital, LLC (LOC - Wells Fargo & Co.) (Put
	Date 5/07/2019)(b)	2.50	8/01/2045	45,000
5,595	Foster/Schweihofer Real Estate Co., LLC (LOC -
	Comerica Bank, N.A.)(b)	2.59	9/20/2033	5,595
14,215	Gerald J Rubin Special Trust No. 1 (LOC - Goldman
	Sachs Bank USA) (Put Date 5/07/2019)(b)	2.53	12/01/2048	14,215
3,675	Herman & Kittle Capital, LLC (LOC - Federal Home
	Loan Bank of Cincinnati)(b)	2.58	2/01/2037	3,675
5,800	Jacob Rosenstein 2017 Irrevocable Life Insurance
	Trust (LOC - Bank of Oklahoma, N.A.) (Put Date
	5/07/2019)(b)	2.53	8/01/2037	5,800
4,445	Lamar Avenue Trust (LOC - Federal Home Loan
	Bank of Dallas)(b)	2.50	12/01/2037	4,445
6,000	Lavonia O Frick Family Trust (LOC - Federal Home
	Loan Bank of Atlanta)(b)	2.50	8/01/2048	6,000
5,490	Linda E Krejsek Life Insurance Trust (LOC - Federal
	Home Loan Bank of Dallas)(b)	2.58	9/01/2037	5,490
4,025	Mark E Potteiger Irrevocable Life Insurance Trust
	(LOC - Federal Home Loan Bank of Dallas)(b)	2.50	6/01/2048	4,025
6,630	Medilucent MOB I, LP (LOC - PNC Financial
	Services Group) (Put Date 5/07/2019)(b)	2.55	8/01/2030	6,630
2,110	NextGen Automotive, LLC (LOC - Fifth Third Bank)
	(Put Date 5/30/2019)(b)	2.62	4/01/2048	2,110
22,280	OSF Finance Co., LLC (LOC - PNC Financial
	Services Group) (Put Date 5/07/2019)(b)	2.55	12/01/2037	22,280
25,560	Paca-Pratt Associates, Inc. (LOC - Manufacturers &
	Traders Trust Co.) (Put Date 5/07/2019)(b)	2.93	1/01/2038	25,560
3,265	Partisan Property, Inc. (LOC - Wells Fargo & Co.)
	(Put Date 5/07/2019)(b)	2.55	9/01/2044	3,265
11,599	Pinnacle Properties Dev. Group, LLC (LOC - Federal
	Home Loan Bank of Cincinnati) (Put Date
	5/07/2019)(b)	2.50	6/15/2041	11,599
5,140	Rathbone, LLC (LOC - Comerica Bank, N.A.)(b)	2.68	1/01/2038	5,140
10,915	Stobro Co., LP (LOC - Federal Home Loan Bank of
	Pittsburgh) (Put Date 5/07/2019)(b)	2.55	1/01/2032	10,915
18,025	Sugar Creek Finance Co., LLC (LOC - Northern
	Trust Corp.) (Put Date 5/07/2019)(b)	2.51	6/01/2042	18,025
				324,799

Healthcare Products (0.3%)

7,370	Labcon North America (LOC - BNP Paribas)(b)	2.55	6/01/2044	7,370
5,315	Vold Vision Ventures, LLC (LOC - Federal Home
	Loan Bank of Dallas) (Put Date 5/07/2019)(b)	2.53	10/01/2039	5,315
				12,685

3| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Healthcare-Services (0.0%)

$2,190 Tallahassee Orthopedic Center LC (LOC - Wells
Fargo & Co.)(b)	2.58%	4/03/2034 $	2,190

Home Builders (0.1%)

7,235 BallenIsles Country Club, Inc. (LOC - Bank of
America Corp.) (Put Date 5/07/2019)(b)	2.47	12/01/2022	7,235

Investment Companies (0.0%)

1,445 Cain Capital Investments, LLC (LOC - BB&T Corp.)
(Put Date 5/30/2019)(b)	2.73	10/01/2046	1,445

Leisure Time (0.1%)

3,270 Cattail Creek Country Club, Inc. (LOC -
Manufacturers & Traders Trust Co.) (Put Date
5/07/2019)(b)	2.93	3/01/2031	3,270

Machinery-Diversified (0.3%)

15,000 Opus Inspection, Inc. (LOC - Swedbank AB) (Put
Date 5/07/2019)(b)	2.65	1/01/2034	15,000

Real Estate (0.5%)

9,510	Delos, LLC (LOC - Wells Fargo & Co.) (Put Date
	5/07/2019)(b)	2.58	3/01/2037	9,510
9,345	Housing Venture I, LP (LOC - Federal Home Loan
	Bank of San Francisco)(b)	2.49	12/01/2055	9,345
6,930	Stivers Realty LC (LOC - Federal Home Loan Bank
	of Atlanta)(b)	2.50	7/01/2043	6,930
				25,785
	Total Corporate Obligations (cost: $1,081,861)			1,081,861

EURODOLLAR AND YANKEE OBLIGATIONS (13.6%)

Banks (12.9%)

50,000	Bank of Montreal (1 mo. LIBOR + 0.30%)	2.78(c)	6/03/2019	50,000
16,854	Bank of Montreal	1.75	9/11/2019	16,800
50,000	Bank of Montreal (1 mo. LIBOR + 0.18%)	2.66(c)	4/27/2020	50,000
30,000	BNP Paribas S.A. (3 mo. LIBOR + 0.07%)	2.65(c)	7/11/2019	30,000
40,000	Canadian Imperial Bank of Commerce (1 mo.
	LIBOR + 0.35%)	2.84(c)	5/20/2019	40,000
25,000	Credit Suisse AG (1 mo. LIBOR + 0.46%)	2.96(c)	5/01/2019	25,000
50,000	Credit Suisse AG (3 mo. LIBOR + 0.24%)	2.98(c)	5/02/2019	50,000
25,000	Credit Suisse AG (1 mo. LIBOR + 0.22%)	2.70(c)	7/10/2019	25,000
25,000	Lloyds Bank Corporate Markets plc (1 mo. LIBOR +
	0.32%)	2.80(c)	7/01/2019	25,000
50,000	Lloyds Bank Corporate Markets plc (1 mo. LIBOR +
	0.26%)	2.74(c)	7/18/2019	50,000
40,000	Lloyds Bank Corporate Markets plc (3 mo. LIBOR +
	0.21%)	2.79(c)	7/24/2019	40,000
30,000	Mizuho Bank Ltd. (3 mo. LIBOR + 0.08%)	2.67(c)	7/09/2019	30,000
30,000	Mizuho Bank Ltd. (3 mo. LIBOR + 0.08%)	2.68(c)	7/16/2019	30,000
45,392	Morgan Stanley	2.38	7/23/2019	45,352
25,000	Royal Bank of Canada (1 mo. LIBOR + 0.30%)	2.78(c)	5/28/2019	25,000
40,000	Societe Generale (1 mo. LIBOR + 0.37%)	2.85(c)	6/04/2019	40,000
25,000	Standard Chartered Bank (1 mo. LIBOR + 0.15%)	2.63(c)	10/08/2019	25,000
40,000	Westpac Banking Corp. (1 mo. LIBOR + 0.28%)	2.76(c)	6/03/2019	40,000
				637,152

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Iron/Steel (0.7%)

$20,000	SSAB AB (LOC - Swedbank AB)(b)	2.50%	4/01/2034	$20,000
15,000	SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)(b)	2.50	5/01/2034	15,000
				35,000
	Total Eurodollar and Yankee Obligations (cost: $672,152)			672,152

CERTIFICATES OF DEPOSIT (9.6%)

50,000	Bayerische Landesbank (1 mo. LIBOR + 0.24%)	2.60(c)	7/25/2019	50,000
25,000	Bayerische Landesbank (1 mo. LIBOR + 0.40%)	2.58(c)	8/02/2019	25,000
30,000	Landesbank Hessen-Thuringen	2.85	10/18/2019	30,000
25,000	Landesbank Baden-Wurttemberg	2.70	5/08/2019	25,000
25,000	Landesbank Baden-Wurttemberg	2.70	7/05/2019	25,000
30,000	Landesbank Baden-Wurttemberg	2.76	11/07/2019	30,000
40,000	Lloyds Bank Corporate Markets plc	3.00	7/26/2019	40,000
30,000	Natixis	2.81	5/08/2019	30,000
30,000	Natixis	2.86	7/12/2019	30,000
30,000	Natixis	2.86	9/23/2019	30,000
30,000	Natixis	2.85	10/22/2019	30,000
50,000	Standard Chartered Bank	2.93	6/03/2019	50,000
30,000	Toronto-Dominion	2.57	7/15/2019	30,000
50,000	Toronto-Dominion	3.01	9/04/2019	50,000
	Total Certificates of Deposit (cost: $475,000)			475,000

U.S. TREASURY SECURITIES (7.1%)

Notes (7.1%)

75,000	U.S. Treasury Note (3 mo. USTMMR + 0.07%)	2.40(c),(d)	1/31/2020	74,983
150,000	U.S. Treasury Note (3 mo. USTMMR + 0.048%)	2.45(c),(d)	10/31/2019	150,066
125,000	U.S. Treasury Note (3 mo. USTMMR + 0.06%)	2.46(c),(d)	7/31/2019	125,038
	Total U.S. Treasury Securities (cost: $350,087)			350,087

MUNICIPAL OBLIGATIONS (6.4%)

Arizona (0.5%)

26,625 Yavapai County IDA (LOC - Bank of Nova Scotia)
(Put Date 5/07/2019)(b)	2.55	9/01/2035	26,625

Arkansas (0.6%)

29,000 Union County (LOC - Bank of America Corp.) (Put
Date 5/07/2019)(b)	2.50	10/01/2027	29,000

Colorado (0.2%)

2,600	Sheridan Redev. Agency (LOC - JP Morgan Chase
	& Co.) (Put Date 5/07/2019)(b)	2.60	12/01/2029	2,600
9,785	Traer Creek Metropolitan District (LOC - BNP
	Paribas) (Put Date 5/07/2019)(b)	2.50	10/01/2030	9,785
				12,385

Connecticut (0.1%)

4,490 State Dev. Auth. (LOC - Toronto-Dominion Bank)
(Put Date 5/07/2019)(b)	2.51	12/01/2028	4,490

Illinois (0.1%)

3,290 Finance Auth. (LOC - Federal Home Loan Bank of
Chicago) (Put Date 5/07/2019)(b)	2.54	7/01/2040	3,290

Indiana (0.3%)

11,300	City of Knox (LOC - SunTrust Bank) (Put Date
	5/07/2019)(b)	2.53	2/01/2046	11,300
5,200	City of Marion (LOC - Key Bank, N.A.) (Put Date
	5/07/2019)(b)	2.63	2/01/2035	5,200
				16,500

5| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Louisiana (0.1%)

$1,900	Louisiana Public Facilities Auth. (LOC - Capital One,
	N.A.) (Put Date 5/07/2019)(b)	2.60%	7/01/2028	$1,900
3,445	St. Charles Parish (LOC - Federal Home Loan Bank
	of Atlanta) (Put Date 5/07/2019)(b)	2.53	9/01/2024	3,445
				5,345

Michigan (2.9%)

21,965	Finance Auth. (LOC - Bank of Montreal) (Put Date
	5/07/2019)(b)	2.45	9/01/2050	21,965
40,000	Finance Auth. (LOC - PNC Financial Services
	Group) (Put Date 5/07/2019)(b)	2.48	9/01/2050	40,000
80,000	Finance Auth. (LOC - JP Morgan Chase & Co.) (Put
	Date 5/05/2019)(b)	2.47	9/01/2053	80,000
				141,965

Mississippi (0.1%)

2,850 Business Finance Corp. (LOC - Federal Home Loan
Bank of Dallas) (Put Date 5/07/2019)(b)	2.62	8/01/2021	2,850

New York (1.3%)

1,525	Columbia County IDA (LOC - HSBC Bank USA, Inc.)
	(Put Date 5/07/2019)(b)	2.65	7/01/2027
19,470	Saratoga County IDA (LOC - JP Morgan Chase &
	Co.) (Put Date 5/07/2019)(b)	2.49	11/01/2021
13,350	State Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen) (Put Date 5/01/2019)(b)	2.45	5/01/2042
25,450	State Housing Finance Agency (LOC - JP Morgan
	Chase & Co.) (Put Date 5/07/2019)(b)	2.50	11/01/2048
5,200	State Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen) (Put Date 5/01/2019)(b)	2.42	5/01/2041

Pennsylvania (0.2%)

4,736	Allegheny County IDA (LOC - PNC Financial
	Services Group) (Put Date 5/07/2019)(b)	2.54	11/01/2027
1,520	Berks County Municipal Auth. (LOC - Citizens
	Financial Group) (Put Date 5/07/2019)(b)	2.68	5/15/2022
3,245	Economic Dev. Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date 5/07/2019)(b)	2.54	4/01/2035
1,360	Lancaster IDA (LOC - Fulton Bank) (Put Date
	5/07/2019)(b)	2.70	6/01/2027

Total Municipal Obligations (cost: $318,306)

REPURCHASE AGREEMENTS (2.1%)

103,000 Natixis, 2.75%, acquired 4/30/2019 and due on 5/01/2019 at $103,000 (collateralized by $106,467 of U.S. Treasury, 1.38% - 2.43% due 6/20/2019 - 1/31/2021; market value $105,068)(e) (cost: $103,000)

1,525

19,470

13,350

25,450

5,200

64,995

4,736

1,520

3,245

1,360

10,861

318,306

103,000

Total Investments (cost: $4,930,527)	$4,930,527

Portfolio of Investments | 6

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Money Market Instruments:
Certificates of Deposit	$—	$475,000	$—	$475,000
Commercial Paper	—	1,930,121	—	1,930,121
Corporate Obligations	—	1,081,861	—	1,081,861
Eurodollar and Yankee Obligations	—	672,152	—	672,152
Municipal Obligations	—	318,306	—	318,306
Repurchase Agreements	—	103,000	—	103,000
U.S. Treasury Securities	—	350,087	—	350,087
Total	$—	$4,930,527	$—	$4,930,527

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

7| USAA Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Money Market Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the USAA Asset Management Company's (the Manager) own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are

Notes to Portfolio of Investments | 8

valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,940,243,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 17.3% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA	Industrial Development Authority/Agency
LIBOR	London Interbank Offered Rate
USTMMR	Quarterly US Treasury Money Market Rate

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, USAA Mutual Funds Trust's Board of Trustees, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2019.

9| USAA Money Market Fund

(d)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

Notes to Portfolio of Investments | 10

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended APRIL 30, 2019

By:	/S/ Kristen Millan
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Signature and Title: Kristen Millan, Secretary
Date:	06/25/2019
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel S. McNamara
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Signature and Title: Daniel S. McNamara, President
Date:	06/25/2019
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By:	/s/ James K. De Vries
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Signature and Title: James K. De Vries, Treasurer
Date:	06/25/2019
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